SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income (expenses):
Interest on bank deposits and other	$ 2,947	$ 2,580	$ 2,053
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	1,813	2,153	3,404
Gain from sale of available-for-sale marketable securities	1,771	2,438	424
Bank charges	(116)	(157)	(242)
Foreign currency translation differences, net	(674)	(1,147)	163
Financial income and expenses, net	$ 5,741	$ 5,867	$ 5,802